Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

January 13, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust
(File Nos. 333-173967 and 811-22555) (the “Registrant”)

Dear Sir or Madam:

On behalf of the Registrant, I hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund dated December 20, 2019, filed pursuant to Rule 497(e) on December 20, 2019 (accession number: 0001193125-19-320103).

Questions and comments may be directed to the undersigned at (215) 988-1146, or in my absence, Veena K. Jain at (312) 569-1167.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Copy to:	Peter K. Ewing

Jeff Beeson

Jose J. Del Real, Esq.

Veena K. Jain, Esq.